                                        ----------------------------------------
                                        VALOR INVESTMENT FUND, INC.
                                        Financial Statements for the
                                        Six Months Ended January 31, 1998, and
                                        Independent Accountants' Report

INDEPENDENT ACCOUNTANTS' REPORT


To the Shareholders and
Board of Directors
Valor Investment Fund, Inc.

We have reviewed the accompanying statement of assets and liabilities and schedule of investments in securities of Valor Investment Fund, Inc. (the "Company") as of January 31, 1998, and the related statements of operations, shareholders' investment, and changes in net assets for the six months then ended. These financial statements are the responsibility of the Company's management.

We conducted our review in accordance with standards established by the American Institute of Certified Public Accountants. A review of interim financial information consists principally of applying analytical procedures to financial data and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with generally accepted auditing standards, the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to such financial statements for them to be in conformity with generally accepted accounting principles.




March 25, 1998

VALOR INVESTMENT FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
JANUARY 31, 1998
--------------------------------------------------------------------------------


ASSETS:
  Investments in securities - at market value (cost of $13,186,797)   $13,975,721
  Interest receivable                                                     191,090
  Prepaid expenses
                                                                            4,296
                                                                       ----------
           Total assets                                                14,171,107

LIABILITIES - Accrued expenses
                                                                           12,300
                                                                       ----------
NET ASSETS (equivalent to $16.03 per share based on 883,525 shares of
  common stock outstanding at January 31, 1998)                       $14,158,807
                                                                      ===========


See notes to financial statements and Independent Accountants' Report.

VALOR INVESTMENT FUND, INC.

SCHEDULE OF INVESTMENTS IN SECURITIES (UNAUDITED)
JANUARY 31, 1998
--------------------------------------------------------------------------------

                                                                   PRINCIPAL   AMORTIZED
                                                                    AMOUNT       COST       MARKET
MONEY MARKET FUNDS -
  Dreyfus Tax Exempt Money Market Fund                           $  287,665  $  287,665  $  287,665

SHORT-TERM MUNICIPAL BONDS -
  Oregon General Obligation, 5.900%, July 15, 1998                  500,000     500,000     505,165

LONG-TERM MUNICIPAL BONDS:
  Alaska State Hsg Fin Corp, 6.375%, December 1, 2012               275,000     272,718     306,309
  Ann Arbor General Obl, 6.000%, September 1, 2009                  100,000      98,182     107,084
  Avondale School District, 5.800%, May 1, 2015                     140,000     140,000     150,328
  Bay County General Obl, 6.500%, May 1, 2004                       500,000     500,000     512,940
  Berkley City Sch Dist MI FGIC, 5.6250%, January 1, 2015           270,000     262,295     283,778
  Brandon School District, 5.600%, May 1, 2010                      100,000      98,780     107,350
  Brevard County Solid Waste Disposal, 5.700%, April 1, 2009        100,000     100,000     105,646
  Caledonia Comm. Schools MI, 6.625%, May 1, 2014                   150,000     150,000     165,666
  Carrollton Public School District, 6.400%, May 1, 2004             65,000      64,802      67,335
  Carrollton Public School District, 6.400%, May 1, 2005             75,000      74,740      77,695
  Carrollton Public School District, 6.400%, May 1, 2006             75,000      74,709      77,695
  Carrollton Public School District, 6.400%, May 1, 2007             75,000      74,681      77,576
  Cedar Springs Public School Distrct, 5.875%, May 1, 2014          250,000     249,402     267,838
  Central Michigan University Rev., 7.000%, October 1, 2000         210,000     223,971     229,956
  Central Michigan University Rev., 5.500%, October 1, 2010         200,000     200,000     209,406
  Central Michigan University Rev., 6.000%, October 1, 2013         100,000     100,927     108,136
  Cheboygan General Obl., AMBAC, 5.400%, November 1, 2015           100,000      98,905     105,222
  Chicago Emer. Telephone Sys., 5.800%, January 1, 2013             100,000     100,000     107,200
  Chicago, Ill. General Obl., 6.250%, January 1, 2012               200,000     206,932     216,626
  Chicago O'Hare Airport, Int'l  Rev., 6.750%, January 1, 2018      230,000     252,023     251,475
  Clintondale Comm. Schools, 6.500%, May 1, 2010                    100,000      99,620     112,039
  Cook County General Obl., 5.400%, November 15, 2008               200,000     200,000     211,976
  Essexville Hampton Public Schools, MI FGIC, 5.500%,
    May 1, 2117                                                     150,000     146,211     155,376
  Eugene Trojan Nuclear Proj Rev OR, 5.900%, September 1, 2009      145,000     145,617     145,194
  Ferndale Sch Dist FGIC, 5.375%, May 1, 2116                       100,000      98,069     102,028
  Flat Rock Comm. School District, 5.250%, May 1, 2010              125,000     123,456     129,958
  Florida State Board of Education, 6.000%, May 1, 2005             500,000     500,000     555,070
  Florida State Board of Education, 5.200%, June 1, 2006             25,000      23,030      25,243
  Grand Haven Area Public Schools, 6.050%, May 1, 2014              165,000     163,486     180,502
  Grand Ledge Public Schools, 6.400%, May 1, 2008                    50,000      53,920      56,172
                                                                 ----------  ----------  ----------
                      Total forward                               4,875,000   4,896,476   5,208,819


                                                                     (Continued)

VALOR INVESTMENT FUND, INC.

SCHEDULE OF INVESTMENTS IN SECURITIES (UNAUDITED)
JANUARY 31, 1998
--------------------------------------------------------------------------------

                                                             PRINCIPAL     AMORTIZED
                                                               AMOUNT        COST        MARKET

           Total forward                                   $ 4,875,000  $ 4,896,479  $ 5,208,819


Grosse Isle General Obl., 5.200%, March 1, 2008                 25,000       24,652       25,912

Huron Valley School District MI FGIC, 5.875%, May 1, 2016      100,000       98,981      107,947

Hudsonville Public Schools, 6.000%, May 1, 2009                100,000      100,000      109,717

Illinois State Sales Tax Rev., 5.400%, June 15, 2013           150,000      146,195      156,288

Intermountain Power Agency, 6.000%, July 1, 2016               315,000      322,572      316,811

Kalamazoo Water Rev., MI FSA, 5.625%, September 1, 2011        100,000       98,473      107,068

Kentwood Public Schools, 6.400%, May 1, 2015                   500,000      500,000      553,255

King County General Obl., 6.200 %, June 1, 2002                500,000      500,000      500,795

L'Anse Creuse Public Schools, 5.500%, May 1, 2014              180,000      179,483      187,627

Lenawee County, MI Gen. Obl., 6.050%, May 1, 1999              100,000      100,000      101,547

Lenawee County, MI Gen. Obl., 6.100%, May 1, 2000              125,000      125,000      126,890

Lenawee County, MI Gen. Obl., 6.150%, May 1, 2001              125,000      125,000      126,906

Lincoln Consolidated Sch Dist MI FGIC, 5.80%, May 1, 2114      115,000      115,000      124,029

Macomb Water Sup. & Sew. Disposal, 6.000%,
  January 1, 2012                                              200,000      200,000      211,332

Marysville Public Sch Dist, 5.750%, May 1, 2014                150,000      147,851      160,482

Michigan Higher Ed Stu Ln Rv, 6.000%, September 1, 2008        170,000      170,902      181,181

Michigan Municipal Bond Auth. Rev. 5.400%,
 October 1, 2014                                               100,000       96,486      102,387

Michigan Public Power Agency Rev. 5.500%, January 1, 2113      100,000       99,532      102,186

Michigan State Bldg. Auth. Rev., 6.250%, October 1, 2020       250,000      245,948      268,083

Michigan State Bldg. Auth. Rev., AMBAC, 5.300%,
  October 1, 2016                                              100,000       98,850      101,059

Michigan State Hsg. Dev. Auth. Rev., AMBAC, 5.600%,
  December 1, 2009                                             155,000      155,000      160,732

Michigan State Trunk Line Rev., 6.000%, August 15, 2019        250,000      242,032      254,253

Millington Community School District, 5.700%, May 1, 2005      100,000       94,182      102,308

Monroe County General Obl., 5.250 %, November 1, 2002           65,000       62,393       65,818

Mount Pleasant Water Rev., 6.000%, February 1, 2015            340,000      333,595      365,990

Novi Community School District, 6.125%, May 1, 2013            250,000      250,544      278,168

Oakland County General Obl., 6.200%, May 1, 2003               500,000      491,497      512,765

Oakland County General Obl., 6.000%, November 1, 2011          115,000      114,115      124,305

Oakland County General Obl., 6.000%, November 1, 2013          145,000      142,544      155,118

Orange County Sales Tax Rev., 5.250%, January 1, 2016          150,000      148,141      152,165

Orlando Util Comm. Water & Elec., 6.300%, April 1, 2003        250,000      251,285      275,738

Rochester Comm. School District, 5.625%, May 1, 2009            35,000       34,672       38,607

St. Lucie County School Board, 5.375%, July 1, 2013            150,000      150,000      155,135

San Antonio General Obl, 5.750%, August 1, 2013                110,000      110,250      115,457

Santa Monica, CA Univ Sch Dist, 5.400%, August 1, 2009          50,000       50,000       52,969
                                                           -----------  -----------  -----------


           Total forward                                    11,045,000   11,021,654   11,689,849





                                                                     (Continued)

VALOR INVESTMENT FUND, INC.

SCHEDULE OF INVESTMENTS IN SECURITIES (UNAUDITED)
JANUARY 31, 1998
--------------------------------------------------------------------------------


                                                                       PRINCIPAL    AMORTIZED
                                                                        AMOUNT        COST         MARKET

           Total forward                                            $11,045,000   $11,021,654   $11,689,849

Tarrant Co. Water Control, TX, 5.750%, March 1, 2001                    150,000       150,000       157,588

University of Michigan, Revenue, 5.750%, April 1, 2003                   75,000        71,645        75,945

University of Michigan, Revenue, 5.800%, April 1, 2010                  230,000       230,000       247,645

Utica Community Schools, MI, 7.100%, May 1, 2006                         75,000        75,000        81,616

Warren Consol. Sch Dist MI MBIA, 5.500%, May 1, 2014                    200,000       194,132       207,605

Washoe County General Obl., 6.200%, April 1, 2010                       185,000       181,701       203,288

Yale Public Schools District, MI, 5.000%, May 1, 2005                   125,000       125,000       129,448

Zeeland Public Schools, MI, 6.000%, May 1, 2010                         100,000       100,000       111,402

Zeeland Public Schools, MI, 6.000%, May 1, 2014                         250,000       250,000       278,505
                                                                    -----------   -----------   -----------


           Total long-term municipal bonds                           12,435,000    12,399,132    13,182,891
                                                                    -----------   -----------   -----------


TOTAL INVESTMENTS                                                   $13,222,665   $13,186,797   $13,975,721
                                                                    ===========   ===========   ===========


See notes to financial statements and Independent Accountants' Report.

                                                                     (Concluded)

VALOR INVESTMENT FUND, INC.

STATEMENT OF OPERATIONS (UNAUDITED)
SIX MONTHS ENDED JANUARY 31, 1998
--------------------------------------------------------------------------------


INVESTMENT INCOME:
  Interest income                                                     $392,576
  Gain on disposition                                                   15,344
                                                                      --------

          Total investment income                                      407,920

EXPENSES:
  Professional fees                                                     22,433
  Custodian fees                                                         4,000
  Other                                                                  3,000
                                                                      --------
           Total expenses                                               29,433
                                                                      --------

NET INVESTMENT INCOME (equivalent to $0.43 per share based on
    883,525 shares of common stock outstanding at January 31, 1998)    378,487
                                                                      --------

UNREALIZED APPRECIATION OF INVESTMENTS:
  Beginning of period                                                  686,132
  End of period                                                        788,924
                                                                      --------

INCREASE IN UNREALIZED APPRECIATION OF INVESTMENTS                     102,792
                                                                      --------

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                      $481,279
                                                                      ========


See notes to financial statements and Independent Accountants' Report.

VALOR INVESTMENT FUND, INC.

STATEMENT OF SHAREHOLDERS' INVESTMENT (UNAUDITED)
SIX MONTHS ENDED JANUARY 31, 1998
--------------------------------------------------------------------------------



                                                                                        UNDISTRIBUTED UNREALIZED
                                               COMMON STOCK                                  NET      APPRECIATION
                                         ---------------------- PAID-IN     RETAINED     INVESTMENT       OF
                                           SHARES    PAR VALUE  SURPLUS     EARNINGS       INCOME     INVESTMENTS     TOTAL

BALANCE AT JULY 31, 1997                   883,525   $883,525   $180,944   $11,967,524   $ 348,825     $686,132   $ 14,066,950

  Net increase in net assets resulting
    from operations                                                                        378,487      102,792        481,279

  Dividends to shareholders ($0.44
    per share)                                                                            (389,422)                   (389,422)
                                         ---------   --------   --------   -----------   ---------     --------   ------------
BALANCE AT JANUARY 31, 1998                883,525   $883,525   $180,944   $11,967,524   $ 337,890     $788,924   $ 14,158,807
                                         =========   ========   ========   ===========   =========     ========   ============


See notes to financial statements and Independent Accountants' Report.

VALOR INVESTMENT FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)
SIX MONTHS ENDED JANUARY 31,1998
--------------------------------------------------------------------------------


OPERATIONS:
  Net investment income                                              $   378,487
  Increase in unrealized appreciation                                    102,792
                                                                     -----------

           Net increase in net assets resulting from operations          481,279

DIVIDENDS TO SHAREHOLDERS FROM INVESTMENT INCOME                         389,422
                                                                     -----------


INCREASE IN NET ASSETS                                                    91,857

NET ASSETS:
  Beginning of period                                                 14,066,950
                                                                     -----------

  End of period                                                      $14,158,807
                                                                     ===========


See notes to financial statements and Independent Accountants' Report.

VALOR INVESTMENT FUND, INC.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
SIX MONTHS ENDED JANUARY 31, 1998
--------------------------------------------------------------------------------

1.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      Valor Investment Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended, as a closed-end, diversified management investment company. The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

      INVESTMENT SECURITIES are reported at market value determined principally by obtaining quotations from nationally recognized valuation services or market value estimates from registered brokers/dealers.

      SECURITIES TRANSACTIONS are recorded on a trade-date basis. Cost of securities sold is determined using the identified cost.

      INTEREST INCOME, adjusted for amortization of premium or accretion of discounts on investments in municipal bonds, is recorded on the accrual basis.

      INCOME TAXES - It is the Company's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to make distributions of income and realized capital gains sufficient to relieve it from all or substantially all federal income taxes. No provision for federal income taxes is required for the six month period ended January 31, 1998.

      MANAGEMENT AND SERVICE FEES - No management fees have been paid or accrued to outside organizations. A total of $1,000 in fees has been paid to directors. The only service fees paid or accrued were legal, accounting, custodian, and recordkeeping fees to unaffiliated persons.

2.    SECURITIES TRANSACTIONS

      The following summarizes the changes in investments, at amortized cost, for the six months ended January 31, 1998:




Balance, July 31, 1997                                     $ 13,206,327

  Plus purchases                                              1,100,910
  Less:
    Redeemed securities                                      (1,120,384)
    Premium amortization net of discount accretion                  (56)
                                                           ------------
Balance, January 31, 1998                                  $ 13,186,797
                                                           ============

      Approximately $351,400 in purchases and $543,400 in redeemed securities were bond transactions. The remaining transactions were related to the money market fund.

3.    TRANSACTIONS WITH AFFILIATES

      The Company had no transactions with affiliated persons in the six months ended January 31, 1998, except as described in Note 1.

4.    COMMON STOCK

      There are 2,000,000 authorized shares of common stock, of which 883,525 shares were outstanding at January 31, 1998.

5.    UNREALIZED DEPRECIATION AND APPRECIATION

      The cost of securities for federal income tax purposes differs from the cost for financial statement purposes because the cost for tax purposes is adjusted by the amount of discount amortization only if the discount is the original issue discount.

      The aggregate cost of securities for federal income tax purposes was $13,099,623 at January 31, 1998. The gross unrealized appreciation and depreciation computed as the difference between market value and cost for tax purposes is as follows:


Aggregate gross unrealized depreciation   $  (6,731)
Aggregate gross unrealized appreciation     882,829
                                          ---------

Net unrealized appreciation               $ 876,098
                                          =========


6.    PER SHARE DATA

      The following are selected per share data based on the weighted average shares outstanding during the six months ended January 31, 1998 and the year ended July 31, 1997.

                                                            SIX MONTHS
                                                              ENDED      YEAR ENDED
                                                            JANUARY 31,    JULY 31,
                                                              1998           1997

Investment income                                          $     0.46    $     0.93
Expenses                                                        (0.03)        (0.06)
                                                           ----------    ----------
Net investment income                                            0.43          0.87
Dividends from net investment income                            (0.44)        (0.91)
Increase in unrealized appreciation                              0.12          0.39
                                                           ----------    ----------
Increase in net asset value                                      0.11          0.35
Net asset value - beginning                                     15.92         15.57
                                                           ----------    ----------
Net asset value - ending                                   $    16.03    $    15.92
                                                           ==========    ==========

Weighted average shares outstanding during the period         883,525       883,525
                                                           ==========    ==========

7.    INTEREST INCOME

      The following details by state, the interest income earned by the Company during the six months ended January 31, 1998:

Alaska                                                       $   8,844
California                                                       1,350
Florida                                                         40,469
Illinois                                                        19,156
Michigan*                                                      263,177
Nevada                                                           5,872
Oregon                                                          19,001
Texas                                                            7,467
Utah                                                             9,240
Washington                                                      18,000
                                                             ---------

Total                                                        $ 392,576
                                                             =========

*Included in the Michigan total is $2,945 interest earned on a tax-exempt money market fund for the six months ended January 31, 1998.

                                   * * * * * *